Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 340,000,000	$ 353,000,000	$ 348,000,000
Percentage of discount on market price of share for share based payments	10.00%
Share-based compensation number of shares issued | shares	1,957,000,000	1,934,000,000	1,934,000,000
Fair value of stock options granted	$ 11.79	$ 16.92	$ 19.94
Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	five-year
Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	vest after five years
Exercise period of stock options	5 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	five-year
Share-based compensation number of shares issued | shares	1,600,000	1,500,000
Share-based compensation grant date fair value	$ 153,000,000	$ 158,000,000
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of stock options	5 years
Stock options granted	100,000
Fair value of stock options granted	$ 4,000,000
Long Term Incentive Warrant Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares	3